Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net (loss) income	$ (1,899,491)	$ 907,392
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation expense	2,463	4,985
Loss on disposal of property and equipment		502
Amortization of intangible assets	250,400	1,467
Changes in operating assets and liabilities:
Accounts receivable	1,022,798	(628,001)
Prepaid expenses and other current assets	(180,627)	327,759
Security deposit	150,000
Accounts payable	127,324	(147,653)
Contract liabilities	(68,913)	125,259
Taxes payable	(18,425)	116,406
Accrued expenses	122,222	22,722
Net cash (used in) provided by operating activities	(492,249)	730,838
Cash flows from investing activities:
Purchase of property and equipment	(6,794)	(5,113)
Proceeds from disposal of property and equipment		874
Intangible assets under construction	(1,300,000)	(790,000)
Net cash used in investing activities	(1,306,794)	(794,239)
Cash flows from financing activities:
Proceeds from capital contribution	472,424	570,000
Advances from shareholders		967,649
Repayments to shareholders		(1,191,185)
Deferred initial public offering costs		(537,948)
Net cash provided by (used in) financing activities	472,424	(191,484)
Effect of exchange rate changes on cash	(635)	(360)
Net decrease in cash	(1,327,254)	(255,245)
Cash, beginning of period	1,800,202	313,735
Cash, end of period	472,948	58,490
Supplemental disclosure information:
Cash paid for income tax	18,816
Cash paid for interest